Total Capital and Net Income (Loss) Per Unit (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended September 30,
	2019	2018
	$	$
Limited partners' interest in net income for basic net income per common unit	40,122	19,134
Weighted average number of common units	78,012,514	79,687,499
Dilutive effect of unit-based compensation	94,256	171,972
Weighted average number of common units and common unit equivalents	78,106,770	79,859,471
Limited partner's interest in net income per common unit:
Basic	0.51	0.24
Diluted	0.51	0.24

	Nine Months Ended September 30,
	2019	2018
	$	$
Limited partners' interest in net income for basic net income per common unit	64,820	2,463
Weighted average number of common units	78,402,239	79,671,051
Dilutive effect of unit-based compensation	86,092	161,927
Weighted average number of common units and common unit equivalents	78,488,331	79,832,978
Limited partner's interest in net income per common unit:
Basic	0.83	0.03
Diluted	0.83	0.03